Equity-Accounted Investees - Summary of Financial Information of SunStream (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of joint ventures [line items]
Current assets (including cash and cash equivalents - 2022: $1.5 million, 2021: $0.2 million)	$ 501,483	$ 728,175	[1]
Current liabilities	(89,361)	(65,853)	[1]
Profit (loss) from operations	(372,428)	(226,784)	[2]	$ (239,944)
Other comprehensive income	24,581	7,607		$ 600
Sundial Growers Inc [Member]
Disclosure of joint ventures [line items]
Current assets (including cash and cash equivalents - 2022: $1.5 million, 2021: $0.2 million)	5,437	789
Non-current assets	509,418	407,860
Current liabilities	(1,146)	(1,596)
Net assets and liabilities	513,709	407,053
Revenue (loss)	(35,046)	36,203
Profit (loss) from operations	(42,627)	32,841
Other comprehensive income	31,923	9,878
Total comprehensive income (loss)	$ (10,619)	$ 42,747

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustment to provisional amounts — refer to note 5(b).